UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              December 31, 2011
-----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
-----------------------------------------------------

Name:                    Daiwa SB Investments Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 100-0013
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
-----------------------------------------------------------

Name:             Katsuhiko Ishikawa
Title:            Executive Officer
Phone:            81-3-6205-0382

Signature, Place, and Date of Signing:

/s/ Katsuhiko Ishikawa        Chiyoda-ku, Tokyo Japan         February 1, 2012
----------------------        -----------------------         ------------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   138 Items

Form 13F Information Table Value Total:   $1,001,292 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
----      ---------------           ----

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4    COLUMN 5          COLUMN6    COLUMN 7  COLUMN 8
=============                 ==============    ========   =========   ================  ========== ========  ==================
                                                           VALUE       SHRS OR SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT PRN CALL  DISCRETION MANAGERS  Sole  Shared None
==============                ==============    ======     =========   ======= === ====  ========== ========  ===== ====== =====
ABBOTT LABORATORIES              COM            002824100       2895     51483 SH        DEFINED              51483    -      -
ACE LTD                          SHS            H0023R105         46       650 SH        SOLE                   650    -      -
ACTIVISION BLIZZARD INC          COM            00507V109       1718    139479 SH        DEFINED             139479    -      -
ADOBE SYSTEMS INC                COM            00724F101         37      1310 SH        SOLE                  1310    -      -
AIR PRODUCTS & CHEMICALS INC     COM            009158106         87      1020 SH        SOLE                  1020    -      -
AKAMAI TECHNOLOGIES              COM            00971T101       1535     47545 SH        DEFINED              47545    -      -
ALLSTATE CORP                    COM            020002101         94      3440 SH        SOLE                  3440    -      -
ALTRIA GROUP INC                 COM            02209S103      27901    941000 SH        SOLE                941000    -      -
AMAZON.COM INC                   COM            023135106       5199     30037 SH        DEFINED              30037    -      -
AMERICAN ELECTRIC POWER INC      COM            025537101         45      1100 SH        SOLE                  1100    -      -
AMERICAN EXPRESS COMPANY         COM            025816109       1148     24328 SH        DEFINED              24328    -      -
AMERICAN TOWER CORP              CL A           029912201       2141     35674 SH        DEFINED              35674    -      -
AMPHENOL CORP                    CL A           032095101         65      1440 SH        SOLE                  1440    -      -
ANADARKO PETROLEUM CORP          COM            032511107       1137     14895 SH        DEFINED              14895    -      -
APPLE INC                        COM            037833100       9384     23171 SH        DEFINED              23171    -      -
AT&T INC                         COM            00206R102      27077    895390 SH        SOLE                895390    -      -
AVAGO TECHNOLOGIES LTD           SHS            Y0486S104       2470     85584 SH        DEFINED              85584    -      -
BAIDU INC - SPON ADR             SPON ADR REP A 056752108       4775     41000 SH        SOLE                 41000    -      -
BARRICK GOLD CORP                COM            067901108      20281    448200 SH        SOLE                448200    -      -
BED BATH & BEYOND INC            COM            075896100       2959     51044 SH        DEFINED              51044    -      -
BIOGEN IDEC INC                  COM            09062X103       2599     23614 SH        DEFINED              23614    -      -
BLACKROCK INC                    COM            09247X101      13528     75900 SH        SOLE                 75900    -      -
BRISTOL MYERS-SQUIBB             COM            110122108      16002    454085 SH        DEFINED             454085    -      -
BROADCOM CORP                    CL A           111320107       2136     72759 SH        DEFINED              72759    -      -
CAMPBELL SOUP CO                 COM            134429109      26652    801800 SH        SOLE                801800    -      -
CELGENE CORP                     COM            151020104         80      1190 SH        SOLE                  1190    -      -
CHESAPEAKE ENERGY CORP           COM            165167107       1585     71088 SH        DEFINED              71088    -      -
CHEVRON CORP                     COM            166764100      38882    365437 SH        DEFINED             365437    -      -
CHUBB CORP                       COM            171232101      27248    393642 SH        DEFINED             393642    -      -
CITRIX SYSTEMS INC               COM            177376100       2854     47009 SH        DEFINED              47009    -      -
COCA-COLA CO                     COM            191216100      25823    369057 SH        DEFINED             369057    -      -
CONAGRA FOODS INC                COM            205887102       1357     51394 SH        DEFINED              51394    -      -
CONOCOPHILLIPS                   COM            20825C104      27561    378222 SH        DEFINED             378222    -      -
CONSOL ENERGY INC                COM            20854P109         44      1200 SH        SOLE                  1200    -      -
CONSOLIDATED EDISON INC          COM            209115104      18783    302800 SH        SOLE                302800    -      -
COVANCE INC                      COM            222816100        140      3060 SH        SOLE                  3060    -      -
DEERE & CO                       COM            244199105        176      2270 SH        SOLE                  2270    -      -
DELL INC                         COM            24702R101         35      2400 SH        SOLE                  2400    -      -
DENBURY RESOURCES INC            COM NEW        247916208         87      5770 SH        SOLE                  5770    -      -
DIAMOND OFFSHORE DRILLING        COM            25271C102        733     13271 SH        DEFINED              13271    -      -
D R HORTON INC                   COM            23331A109         57      4500 SH        SOLE                  4500    -      -
LILLY ELI & CO                   COM            532457108       1768     42530 SH        DEFINED              42530    -      -
E M C CORP MASSACHUSETTS         COM            268648102        148      6880 SH        SOLE                  6880    -      -
EMERSON ELECTRIC CO              COM            291011104         30       640 SH        SOLE                   640    -      -
EQUITY RESIDENTIAL               SH BEN INT     29476L107         53       930 SH        SOLE                   930    -      -
EXPRESS SCRIPTS INC              COM            302182100        223      4980 SH        SOLE                  4980    -      -
EXXON MOBIL CORPORATION          COM            30231G102       4095     48312 SH        DEFINED              48312    -      -
F5 NETWORKS INC                  COM            315616102       1793     16895 SH        DEFINED              16895    -      -
FIDELITY NATIONAL FINL           CL A           31620R105        732     45923 SH        DEFINED              45923    -      -
FLOWSERVE CORP                   COM            34354P105        121      1220 SH        SOLE                  1220    -      -
FREEPORT-MCMORAN COPPER          COM            35671D857         16       440 SH        SOLE                   440    -      -
GAP INC                          COM            364760108        335     18050 SH        SOLE                 18050    -      -
GENERAL MILLS INC                COM            370334104      22442    555354 SH        DEFINED             555354    -      -
GENUINE PARTS CO                 COM            372460105      24425    399100 SH        SOLE                399100    -      -
GILEAD SCIENCES INC              COM            375558103       1452     35485 SH        DEFINED              35485    -      -
GOLDMAN SACHS GROUP              COM            38141G104         79       870 SH        SOLE                   870    -      -
GOOGLE INC                       CL A           38259P508       8334     12903 SH        DEFINED              12903    -      -
HANSEN NATURAL                   COM            411310105        597      6480 SH        SOLE                  6480    -      -
HARSCO CORP                      COM            415864107        144      6990 SH        SOLE                  6990    -      -
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101       2562     97500 SH        SOLE                 97500    -      -
HEINZ H J  CO                    COM            423074103      21607    399840 SH        SOLE                399840    -      -
HOME DEPOT INC                   COM            437076102      43062   1024300 SH        SOLE               1024300    -      -
HUDSON CITY BANCORP INC          COM            443683107         89     14160 SH        SOLE                 14160    -      -
INFOSYS LTD                      SPONSORED ADR  456788108       5400    105100 SH        SOLE                105100    -      -
INTEL CORP                       COM            458140100      37632   1551820 SH        SOLE               1551820    -      -
INTERCONTINENTALEXCHANGE INC     COM            45865V100        711      5899 SH        DEFINED               5899    -      -
INTL BUSINESS MACHINES CORP      COM            459200101        110       600 SH        SOLE                   600    -      -
JACOBS ENGINEERING GROUP INC     COM            469814107         34       850 SH        SOLE                   850    -      -
SMUCKER J M CO                   COM NEW        832696405       2580     33006 SH        DEFINED              33006    -      -
JOHNSON & JOHNSON                COM            478160104       4090     62372 SH        DEFINED              62372    -      -
JOY GLOBAL INC                   COM            481165108        185      2470 SH        SOLE                  2470    -      -
JPMORGAN CHASE & CO              COM            46625H100      25258    759630 SH        SOLE                759630    -      -
JUNIPER NETWORKS INC             COM            48203R104        553     27113 SH        DEFINED              27113    -      -
KIMBERLY CLARK CORP              COM            494368103      13395    182100 SH        SOLE                182100    -      -
KRAFT FOODS INC                  CL A           50075N104       1986     53147 SH        DEFINED              53147    -      -
L-3 COMMUNICATIONS HOLDINGS      COM            502424104         30       450 SH        SOLE                   450    -      -
LIMITED BRANDS INC               COM            532716107      19110    473600 SH        SOLE                473600    -      -
LSI CORP                         COM            502161102        211     35470 SH        SOLE                 35470    -      -
MARSH & MCLENNAN COS             COM            571748102         35      1100 SH        SOLE                  1100    -      -
MARVELL TECHNOLOGY GROUP         ORD            G5876H105        855     61734 SH        DEFINED              61734    -      -
MATTEL INC                       COM            577081102      18974    683500 SH        SOLE                683500    -      -
MCCORMICK & CO                   COM NON VTG    579780206         71      1400 SH        SOLE                     -    -   1400
MCDONALDS CORP                   COM            580135101      36106    359869 SH        DEFINED             359869    -      -
MEAD JOHNSON NUTRITION CO        COM            582839106       2514     36581 SH        DEFINED              36581    -      -
MERCK & CO INC                   COM            58933Y105       9692    257082 SH        DEFINED             257082    -      -
METLIFE INC                      COM            59156R108         24       770 SH        SOLE                   770    -      -
MOLSON COORS BREWING CO          CL B           60871R209        308      7070 SH        SOLE                  7070    -      -
MONSANTO CO /NEW                 COM            61166W101       2111     30125 SH        DEFINED              30125    -      -
HANSEN NAT CORP                  COM            411310105       1412     15320 SH        SOLE                 15320    -      -
NATIONAL OILWELL VARCO INC       COM            637071101      36030    529938 SH        DEFINED             529938    -      -
NEWFIELD EXPLORATION CO          COM            651290108       1089     28859 SH        DEFINED              28859    -      -
NEWMONT MINING CORP              COM            651639106       1106     18428 SH        DEFINED              18428    -      -
NII HOLDINGS INC                 CL B NEW       62913F201         77      3600 SH        SOLE                  3600    -      -
NVIDIA CORP                      COM            67066G104       2642    190628 SH        DEFINED             190628    -      -
OCCIDENTAL PETROLEUM CORP        COM            674599105      25065    267500 SH        SOLE                267500    -      -
PEABODY ENERGY CORP              COM            704549104        103      3100 SH        SOLE                  3100    -      -
PEOPLES UNITED FINANCIAL         COM            712704105        241     18730 SH        SOLE                 18730    -      -
PERRIGO CO                       COM            714290103       2394     24606 SH        DEFINED              24606    -      -
PETSMART                         COM            716768106       3854     75139 SH        DEFINED              75139    -      -
PFIZER INC                       COM            717081103      18105    836623 SH        DEFINED             836623    -      -
PHILIP MORRIS INTERNATIONAL      COM            718172109       4231     53908 SH        DEFINED              53908    -      -
PIONEER NATURAL RESOURCES CO     COM            723787107       1229     13731 SH        DEFINED              13731    -      -
PNC FINANCIAL SERVICES GROUP     COM            693475105      19573    339400 SH        SOLE                339400    -      -
PPL CORPORATION                  COM            69351T106        134      4550 SH        SOLE                  4550    -      -
PRICELINE.COM INC                COM NEW        741503403         56       120 SH        SOLE                   120    -      -
PROCTER AND GAMBLE CO            COM            742718109       2148     32196 SH        DEFINED              32196    -      -
PROGRESSIVE CORP                 COM            743315103         39      2020 SH        SOLE                  2020    -      -
PULTE GROUP INC                  COM            745867101        210     33287 SH        SOLE                 33287    -      -
QUALCOMM INC                     COM            747525103       5074     92757 SH        DEFINED              92757    -      -
REYNOLDS AMERICAN INC            COM            761713106      25755    621800 SH        SOLE                621800    -      -
SALESFORCE.COM INC               COM            79466L302       1220     12024 SH        DEFINED              12024    -      -
SANDISK CORP                     COM            80004C101       1130     22959 SH        DEFINED              22959    -      -
SCHLUMBERGER LTD                 COM            806857108      26052    381385 SH        SOLE                381385    -      -
SEMPRA ENERGY                    COM            816851109         24       440 SH        SOLE                   440    -      -
SINA CORP                        ORD            G81477104        728     14000 SH        SOLE                 14000    -      -
SLM CORP                         COM            78442P106         27      2020 SH        SOLE                  2020    -      -
SPECTRA ENERGY CORP-W/I          COM            847560109        388     12612 SH        SOLE                 12612    -      -
STARBUCKS CORP                   COM            855244109      28422    617735 SH        DEFINED             617735    -      -
SYMANTEC CORP                    COM            871503108         48      3060 SH        SOLE                  3060    -      -
TEXAS INSTRUMENTS INC            COM            882508104      23739    815500 SH        SOLE                815500    -      -
THERMO FISHER SCIENTIFIC INC     COM            883556102        248      5520 SH        SOLE                  5520    -      -
TIFFANY & CO                     COM            886547108       7540    113800 SH        SOLE                113800    -      -
TJX COMPANIES INC                COM            872540109        795     12314 SH        DEFINED              12314    -      -
TORCHMARK CORP                   COM            891027104         47      1080 SH        SOLE                  1080    -      -
TRANSOCEAN LTD                   REG SHS        H8817H100         12       300 SH        SOLE                   300    -      -
ULTRA PETROLEUM CORP             COM            903914109         15       510 SH        SOLE                   510    -      -
UNITED TECHNOLOGIES CORP         COM            913017109         63       860 SH        SOLE                   860    -      -
US BANCORP                       COM NEW        902973304      19292    713200 SH        SOLE                713200    -      -
VERISIGN INC                     COM            92343E102       1531     42850 SH        DEFINED              42850    -      -
VERIZON COMMUNICATIO             COM            92343V104      30606    762859 SH        DEFINED             762859    -      -
VMWARE INC                       CL A COM       928563402       3367     40479 SH        DEFINED              40479    -      -
WAL-MART STORES INC              COM            931142103        317      5310 SH        SOLE                  5310    -      -
WEATHERFORD INTL LTD             REG SHS        H27013103         60      4100 SH        SOLE                  4100    -      -
WELLS FARGO & COMPNAY            COM            949746101      29156   1057926 SH        DEFINED            1057926    -      -
WINDSTREAM                       COM            97381W104        189     16061 SH        SOLE                 16061    -      -
GRAINGER W W INC                 COM            384802104       2661     14215 SH        DEFINED              14215    -      -
XILINX INC                       COM            983919101        361     11260 SH        SOLE                 11260    -      -
YUM BRANDS INC                   COM            988498101      39252    665180 SH        SOLE                665180    -      -